Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2025
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 289,048	$ 287,033
ECL allowance	4,520	4,392	$ 4,409	$ 4,191
Net loans	600,980	589,504
Gross personal	48,098	47,866
Gross credit card	21,924	21,581
Gross business and government	246,430	237,416
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	175,262	172,210
Gross personal	18,850	18,452
Gross credit card	7,403	7,117
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	84,580	86,799
Gross personal	10,888	11,118
Gross credit card	1,766	443
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,996	13,736
Gross personal	8,470	8,508
Gross credit card	7,280	7,107
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,854	8,112
Gross personal	7,065	7,008
Gross credit card	3,873	6,124
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,912	1,870
Gross personal	1,713	1,681
Gross credit card	1,415	600
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,335	1,097
Gross personal	284	253
Gross business and government	2,125	2,031
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,109	3,209
Gross personal	828	846
Gross credit card	187	190
Gross business and government	321	281
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	125,228	120,190
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	114,392	110,952
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,364	3,962
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	525	574
Net loans	288,523	286,459
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,268	1,156
Net loans	46,830	46,710
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,052	942
Net loans	20,872	20,639
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,675	1,720
Net loans	244,755	235,696
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	274,304	272,458
ECL allowance	896		895	844
Net loans	566,019	554,304
Gross personal	42,500	41,554
Gross credit card	19,502	19,485
Gross business and government	230,609	221,790
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	174,613	171,983
Gross personal	18,738	18,316
Gross credit card	7,403	7,117
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	83,205	85,628
Gross personal	10,616	10,794
Gross credit card	1,766	443
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12,440	10,987
Gross personal	7,001	6,404
Gross credit card	7,082	6,727
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,278	1,041
Gross personal	4,641	4,502
Gross credit card	2,955	5,008
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14	11
Gross personal	748	759
Gross credit card	117	6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,754	2,808
Gross personal	756	779
Gross credit card	179	184
Gross business and government	307	269
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	124,432	119,315
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	105,810	102,145
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	60	61
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	101	100
Net loans	274,203	272,358
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	225	222
Net loans	42,275	41,332
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	246	302
Net loans	19,256	19,183
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	324	359
Net loans	230,285	221,431
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,223	13,260
ECL allowance	2,580		2,548	2,443
Net loans	32,038	32,546
Gross personal	5,277	6,022
Gross credit card	2,422	2,096
Gross business and government	13,696	13,595
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	649	227
Gross personal	112	136
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,375	1,171
Gross personal	272	324
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,556	2,749
Gross personal	1,469	2,104
Gross credit card	198	380
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,576	7,071
Gross personal	2,424	2,506
Gross credit card	918	1,116
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,898	1,859
Gross personal	965	922
Gross credit card	1,298	594
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	169	183
Gross personal	35	30
Gross credit card	8	6
Gross business and government	14	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	796	875
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	8,582	8,807
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,304	3,901
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	167	168
Net loans	13,056	13,092
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	837	749
Net loans	4,440	5,273
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	806	640
Net loans	1,616	1,456
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	770	870
Net loans	12,926	12,725
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,521	1,315
Net loans	2,923	2,654
Gross personal	321	290
Gross business and government	2,125	2,031
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,335	1,097
Gross personal	284	253
Gross business and government	2,125	2,031
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	186	218
Gross personal	37	37
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	257	306
Net loans	1,264	1,009
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	206	185
Net loans	115	105
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	581	491
Net loans	1,544	$ 1,540
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 1,044		$ 966	$ 904